Condensed consolidated statements of cash flows $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Operating activities:
Net income (including non-controlling interests)	$ 2,651	$ 1,486
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,353	1,277
Impairment	194	0
Acquisition of Calvert (note 3)	(1,858)	0
Interest expense	270	313
Interest income	(149)	(243)
Income tax expense (note 8)	454	472
Income from associates, joint ventures and other investments	(346)	(423)
Provisions on pension and other post-employment benefit liabilities	105	114
Unrealized foreign exchange effects	54	416
Write-downs of inventories to net realizable value, provisions and other non-cash operating expenses (net)	727	266
Changes in assets and liabilities that provided (required) cash:
Change in working capital	(1,491)	(1,635)
Provision movements and other liabilities	(766)	(461)
VAT and other amounts recoverable from public authorities	408	30
Interest paid	(375)	(373)
Interest received	173	229
Cash contributions to plan assets and benefits paid for pensions and other post-employment benefit liabilities	(155)	(125)
Dividends received from associates, joint ventures and other investments	135	58
Income tax paid	(322)	(428)
Net cash provided by operating activities	1,062	973
Investing activities:
Purchase of property, plant and equipment and intangibles	(1,853)	(2,221)
Acquisitions of net assets of subsidiaries, net of cash acquired of 338 and 249 for the six months ended June 30, 2025 and June 30, 2024 respectively (note 3)	174	(184)
Capital increase in Tuper (note 3)	(83)	0
Disposal of common shares in Erdemir	0	227
Proceeds from repayment of a loan in connection with the sale of ArcelorMittal Temirtau	101	111
Other investing activities (net)	(131)	63
Net cash used in investing activities	(1,792)	(2,004)
Financing activities:
Proceeds from short-term and long-term debt	974	1,493
Payments of short-term and long-term debt	(1,135)	(820)
Share buyback (note 7)	(262)	(890)
Dividends paid (note 7)	(256)	(284)
Proceeds from non-controlling interests	0	68
Payment of principal portion of lease liabilities and other financing activities	(111)	(113)
Net cash used in financing activities	(790)	(546)
Net decrease in cash and cash equivalents	(1,520)	(1,577)
Effect of exchange rate changes on cash	507	(271)
Cash and cash equivalents:
At the beginning of the period	6,400	7,686
Reclassification of the period-end cash and cash equivalents to assets held for sale	(29)	0
At the end of the period	$ 5,358	$ 5,838